Cash and cash equivalents	12 Months Ended
Feb. 28, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS
13.	CASH AND CASH EQUIVALENTS

	2021	2020
	Figures in Rand thousands
Cash on hand	212	313
Bank balances	94,990	123,150
Short-term deposits	9,735	23,128
Cash and cash equivalents in the consolidated statement of financial position	104,937	146,591
Bank overdrafts	(28,839)	-
Cash and cash equivalents in the consolidated statement of cash flows	76,098	146,591

Current assets	104,937	146,591
Current liabilities	(28,839)	–
	76,098	146,591

Information on cash flow management is included in note 31.2.b. Refer to note 35 for information on the various facilities available to the Group.